First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Large Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 7.7%
Entertainment 1.2%
Activision Blizzard, Inc.	311,088	26,626,022
Interactive Media & Services 6.5%
Alphabet, Inc., Class A(a)	574,540	59,597,034
Alphabet, Inc., Class C(a)	772,856	80,377,024
Total		139,974,058
Total Communication Services		166,600,080
Consumer Discretionary 12.2%
Automobiles 1.1%
Tesla, Inc.(a)	114,918	23,840,888
Broadline Retail 5.3%
Amazon.com, Inc.(a)	1,098,780	113,492,986
Hotels, Restaurants & Leisure 3.4%
Hilton Worldwide Holdings, Inc.	264,814	37,304,348
Starbucks Corp.	352,399	36,695,308
Total		73,999,656
Textiles, Apparel & Luxury Goods 2.4%
NIKE, Inc., Class B	428,717	52,577,853
Total Consumer Discretionary		263,911,383
Consumer Staples 6.5%
Beverages 2.1%
Coca-Cola Co. (The)	715,892	44,406,781
Consumer Staples Distribution & Retail 2.3%
Costco Wholesale Corp.	100,017	49,695,447
Household Products 2.1%
Procter & Gamble Co. (The)	302,879	45,035,078
Total Consumer Staples		139,137,306
Financials 6.7%
Capital Markets 2.0%
S&P Global, Inc.	125,281	43,193,130
Financial Services 4.7%
Visa, Inc., Class A	451,069	101,698,017
Total Financials		144,891,147
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.2%
Biotechnology 3.1%
Alnylam Pharmaceuticals, Inc.(a)	54,611	10,939,675
BioMarin Pharmaceutical, Inc.(a)	149,930	14,579,193
Exact Sciences Corp.(a)	286,080	19,399,085
Vertex Pharmaceuticals, Inc.(a)	72,112	22,720,328
Total		67,638,281
Health Care Equipment & Supplies 5.1%
Boston Scientific Corp.(a)	727,766	36,410,133
DexCom, Inc.(a)	292,487	33,981,140
Intuitive Surgical, Inc.(a)	159,046	40,631,481
Total		111,022,754
Health Care Providers & Services 1.3%
Cigna Corp. (The)	109,690	28,029,086
Life Sciences Tools & Services 0.7%
Bio-Techne Corp.	196,155	14,552,740
Pharmaceuticals 4.0%
Eli Lilly & Co.	146,056	50,158,552
Zoetis, Inc.	215,810	35,919,416
Total		86,077,968
Total Health Care		307,320,829
Industrials 9.4%
Building Products 1.5%
Trane Technologies PLC	172,012	31,646,768
Commercial Services & Supplies 1.7%
Cintas Corp.	79,394	36,734,016
Construction & Engineering 1.4%
MasTec, Inc.(a)	323,335	30,535,757
Electrical Equipment 2.8%
AMETEK, Inc.	217,505	31,610,002
Eaton Corp. PLC	163,392	27,995,585
Total		59,605,587
Ground Transportation 2.0%
Union Pacific Corp.	215,288	43,328,863
Total Industrials		201,850,991
2	Columbia Variable Portfolio – Large Cap Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 40.8%
Electronic Equipment, Instruments & Components 2.9%
TE Connectivity Ltd.	263,280	34,529,172
Zebra Technologies Corp., Class A(a)	90,809	28,877,262
Total		63,406,434
Semiconductors & Semiconductor Equipment 11.6%
Advanced Micro Devices, Inc.(a)	424,058	41,561,925
Broadcom, Inc.	86,552	55,526,570
NVIDIA Corp.	378,347	105,093,446
QUALCOMM, Inc.	373,916	47,704,203
Total		249,886,144
Software 16.2%
Adobe, Inc.(a)	152,201	58,653,700
Microsoft Corp.	696,484	200,796,337
Palo Alto Networks, Inc.(a)	205,170	40,980,656
ServiceNow, Inc.(a)	104,274	48,458,213
Total		348,888,906
Technology Hardware, Storage & Peripherals 10.1%
Apple, Inc.	1,328,838	219,125,386
Total Information Technology		881,306,870
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.5%
Industrial REITs 1.5%
Prologis, Inc.	264,109	32,952,880
Total Real Estate		32,952,880
Total Common Stocks (Cost $1,450,737,941)		2,137,971,486

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	27,347,718	27,342,249
Total Money Market Funds (Cost $27,339,607)		27,342,249
Total Investments in Securities (Cost: $1,478,077,548)		2,165,313,735
Other Assets & Liabilities, Net		(5,545,609)
Net Assets		2,159,768,126

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	51,483,773	63,918,289	(88,057,326)	(2,487)	27,342,249	2,851	460,465	27,347,718
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Large Cap Growth Fund | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7013_12_B01_(05/23)